TRANSACTIONS - Merger Sources and Uses of Funds (Details) (Merger Agreement, USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Sources:
Total debt	$ 745,940
Proceeds from equity contributions	350,886
Gross cash used to fund transactions	107,602
Total sources	1,204,428
Uses:
Total equity purchase price	825,717
Total assumption of indebtedness	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	1,204,428
Capital Lease Obligations
Sources:
Total debt	940
Uses:
Total assumption of indebtedness	940
ABL Facility
Sources:
Total debt	80,000
HoldCo Notes
Sources:
Total debt	365,000
OpCo Notes
Sources:
Total debt	300,000
Uses:
Total assumption of indebtedness	300,000
Payments to common stockholders
Uses:
Total equity purchase price	790,611
Payments for outstanding equity awards
Uses:
Total equity purchase price	$ 35,106